Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com

Telephone: 202/387-5400              Fax:  949/673-4525

                    September 12, 2013

Russell Mancuso
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Delverton Resorts International, Inc.
	       (formerly Creekwalk Acquisition Corporation)
		File No. 0-54979

Dear Mr. Mancuso

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of July 18, 2013, is Amendment No. 2 to the Delverton Resorts
International Inc. (formerly Creekwalk Acquisition
Corporation) Form 10-12G. The written acknowledgement from the Company has been filed simultaneously with the amendment and this letter.

     The following response addresses the comments of the reviewing staff of the Commission as set forth in its comment letter of September 11, 2013.

Jumpstart Our Business Startups Act

    1.  Disclosure has been added and appears on page 3.

Security Ownership of Certain Beneficial Owners and Management

    2. The Company and management intends to file such reports but the appropriate notation will be made on the Form 10-K Item 10.

Recent Blank Check Companies

     3. New directors and officers were appointed for Hardwood Acquisition Corporation and Lightwood Acquisition Corporation.
The new directors and officers are located outside the United States and the original shareholders of those companies have no knowledge of whether shares of common stock were indeed issued as was the stated intention of the new directors. At the time of the change of officers and directors, the original officers and directors turned over the corporate book, stock books and seal to the new officers and directors and functionally relinquished control and involvement with those companies.

Conflicts of Interest

    4. The noted disclosure has been clarified and appears on page 20 under "Recent Blank Check Companies".

Recent Sales of Unregistered Securities

    5. An amendment to the Form 10-Q has been filed to correct the incorrect disclosure.

Form 10-Q

    6. The amended exhibit 31 has been filed with the amendment to the Form 10-Q which reflects that James Cassidy is the principal executive and principal financial officer at the time of filing the report.
                         Sincerely,



                         /s/ Lee W. Cassidy